VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

PETER M. SCAVONGELLI

ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

PHONE:  (860) 580-1631  |  EMAIL:  PETER.SCAVONGELLI@VOYA.COM

May 3, 2021

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:     ReliaStar Life Insurance Company and its Separate Account N

Prospectus Title:  Voya Advantage CenturySM

File Nos.:  333-100207 and 811-09002

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Separate Account N, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•     The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•     The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 20, 2021.

If you have any questions regarding this submission, please call the undersigned at 860-580-1631.

Sincerely,

/s/ Peter M. Scavongelli

Peter M. Scavongelli

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